Transfers Of Financial Assets	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Transfers Of Financial Assets
NOTE 9:  TRANSFERS OF FINANCIAL ASSETS
LOAN SECURITIZATIONS
The Bank securitizes loans through structured entity or non-structured entity third parties. Most loan securitizations do not qualify for derecognition since in most circumstances, the Bank continues to be exposed to substantially all of the prepayment, interest rate, and/or credit risk associated with the securitized financial assets and has not transferred substantially all of the risk and rewards of ownership of the securitized assets. Where loans do not qualify for derecognition, they are not derecognized from the balance sheet, retained interests are not recognized, and a securitization liability is recognized for the cash proceeds received. Certain transaction costs incurred are also capitalized and amortized using EIRM.
The Bank securitizes insured residential mortgages under the National Housing Act Mortgage-Backed Securities (NHA MBS) program sponsored by the Canada Mortgage and Housing Corporation (CMHC). The MBS that are created through the NHA MBS program are sold to the Canada Housing Trust (CHT) as part of the CMB program, sold to third-party investors, or are held by the Bank. The CHT issues CMB to third-party investors and uses resulting proceeds to purchase NHA MBS from the Bank and other mortgage issuers in the Canadian market. Assets purchased by the CHT are comingled in a single trust from which CMB are issued. The Bank continues to be exposed to substantially all of the risks of the underlying mortgages, through the retention of a seller swap which transfers principal and interest payment risk on the NHA MBS back to the Bank in return for coupon paid on the CMB issuance and as such, the sales do not qualify for derecognition.
The Bank securitizes U.S. originated residential mortgages with U.S. government agencies which qualify for derecognition from the Bank’s Consolidated Balance Sheet. As part of the securitization, the Bank retains the right to service the transferred mortgage loans. The MBS that are created through the securitization are typically sold to third-party investors.
The Bank also securitizes personal loans and business and government loans to entities which may be structured entities. These securitizations may give rise to derecognition of the financial assets depending on the individual arrangement of each transaction.
In addition, the Bank transfers credit card receivables, consumer instalment and other personal loans to structured entities that the Bank consolidates. Refer to Note 10 for further details.
The following table summarizes the securitized asset types that did not qualify for derecognition, along with their associated securitization liabilities as at October 31, 2021 and October 31, 2020.
Financial Assets Not Qualifying for Derecognition Treatment as Part of the Bank’s Securitization Programs

(millions of Canadian dollars)				As at
	October 31, 2021		October 31, 2020

	Fair value	Carrying amount	Fair value	Carrying amount
Nature of transaction
Securitization of residential mortgage loans	$24,428	$24,367	$25,622	$25,271

Other financial assets transferred related to securitization 1	4,209	4,207	4,101	4,084

Total	28,637	28,574	29,723	29,355
Associated liabilities 2	$28,707	$28,767	$29,861	$29,486

1
Includes asset-backed securities, asset-backed commercial paper (ABCP), cash, repurchase agreements, and Government of Canada securities used to fulfil funding requirements of the Bank’s securitization structures after the initial securitization of mortgage loans.

2
Includes securitization liabilities carried at amortized cost of $15 billion as at October 31, 2021 (October 31, 2020 – $16 billion), and securitization liabilities carried at fair value of $14 billion as at October 31, 2021 (October 31, 2020 – $14 billion).

Other Financial Assets Not Qualifying for Derecognition
The Bank enters into certain transactions where it transfers previously recognized commodities and financial assets, such as debt and equity securities, but retains substantially all of the risks and rewards of those assets. These transferred assets are not derecognized and the transfers are accounted for as financing transactions. The most common transactions of this nature are repurchase agreements and securities lending agreements, in which the Bank retains substantially all of the associated credit, price, interest rate, and foreign exchange risks and rewards associated with the assets.
The following table summarizes the carrying amount of financial assets and the associated transactions that did not qualify for derecognition, as well as their associated financial liabilities as at October 31, 2021 and October 31, 2020.
Other Financial Assets Not Qualifying for Derecognition
1

(millions of Canadian dollars)		As at

	October 31 2021	October 31 2020
Carrying amount of assets
Nature of transaction
Repurchase agreements 2,3	$20,849	$28,665

Securities lending agreements	44,234	38,934

Total	65,083	67,599
Carrying amount of associated liabilities 3	$20,871	$27,971

1	Certain comparative amounts have been restated to conform with the presentation adopted in the current year.
2	Includes $2.0 billion, as at October 31, 2021 (October 31, 2020 – $2.4 billion) of assets related to repurchase agreements or swaps that are collateralized by physical precious metals.
3	Associated liabilities are all related to repurchase agreements.

TRANSFERS OF FINANCIAL ASSETS QUALIFYING FOR DERECOGNITION
Transferred financial assets that are derecognized in their entirety where the Bank has a continuing involvement
Continuing involvement may arise if the Bank retains any contractual rights or obligations subsequent to the transfer of financial assets. Certain business and government loans securitized by the Bank are derecognized from the Bank’s Consolidated Balance Sheet. In instances where the Bank fully derecognizes business and government loans, the Bank may be exposed to the risks of transferred loans through a retained interest. As at October 31, 2021, the fair value of retained interests was $9 million (October 31, 2020 – $14 million). A gain or loss on sale of the loans is recognized immediately in other income after considering the effect of hedge accounting on the assets sold, if applicable. The amount of the gain or loss recognized depends on the previous carrying values of the loans involved in the transfer, allocated between the assets sold and the retained interests based on their relative fair values at the date of transfer. For the year ended October 31, 2021, the trading income recognized on the retained interest was nil (October 31, 2020 – nil).
Certain portfolios of U.S. residential mortgages originated by the Bank are sold and derecognized from the Bank’s Consolidated Balance Sheet. In certain instances, the Bank has a continuing involvement to service those loans. As at October 31, 2021, the carrying value of these servicing rights was $87 million (October 31, 2020 – $61 million) and the fair value was $93 million (October 31, 2020 – $56 million). A gain or loss on sale of the loans is recognized immediately in income (loss) from non-trading financial instruments at fair value through profit or loss. The gain (loss) on sale of the loans for the year ended October 31, 2021 was $66 million (October 31, 2020 – $78 million).
Canada Emergency Business Account Program
Under the Canada Emergency Business Account (CEBA) Program, with funding provided by H er

Majesty in Right of Canada (the “Government of Canada”) and Export Development

Canada as the Government of Canada’s agent, the Bank provided eligible business banking customers with an interest-free, partially forgivable loan of up to $60,000 until December 31
, 2022
. If the loan is not repaid by December 31
, 2022
, it will be exten
ded for an additional 3-year term bearing an interest rate of 5% per annum. The application window for new CEBA loans and expansion requests closed on June 30, 2021. The funding provided to the Bank by the Government of Canada in respect of the CEBA Program represents an obligation to passthrough collections on the CEBA loans and is otherwise non-recourse to the Bank. Accordingly, the Bank is required to remit all collections of principal and interest on the CEBA loans to the Government of Canada but is not required to repay amounts that its customers fail to pay or that have been forgiven. The Bank receives an administration fee to recover the costs to administer the program for the Government of Canada. Loans issued under the program are not recognized on the Bank’s Consolidated Balance Sheet, as the Bank transfers substantially all risks and rewards in respect of the loans to the Government of Canada. As of October 31, 2021, the Bank had provided approximately 213,000 customers (October 31, 2020 – 184,000) with CEBA loans and had funded approximately $11.6 billion (October 31, 2020 – $7.3 billion) in loans under the program.